Cover	Mar. 16, 2022
Cover [Abstract]
Entity Registrant Name	Troika Media Group, Inc.
Entity Central Index Key	0001021096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 16, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0401552
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40329
Entity Address Address Line 1	1715 N. Gower Street
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90028
City Area Code	323
Local Phone Number	965-1650
Security 12b Title	Common Shares $0.01 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ